11. INCOME TAXES (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets:
Non-capital loss carry forward	$ 19,506,412	$ 20,423,498
Resource expenditures	7,259,556	9,278,934
Equipment	152,063	144,776
Share issue and legal costs	70,341	149,596
Other	5,015,648	349,379
Deferred income tax assets, gross	32,004,020	30,346,183
Valuation allowance	(24,634,353)	(23,973,665)
Deferred income tax assets	7,369,667	6,372,518
Deferred income tax liabilities:
Foreign exchange on loan	(1,441,120)	0
Mineral property interests	(9,335,671)	(13,713,034)
Deferred income tax liabilities	(10,776,791)	(13,713,034)
Net deferred income tax liabilities	$ (3,407,124)	$ (7,340,516)